Share-Based Compensation (Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2011
$1.93-$10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 1.93
Exercise price, Upper range	$ 10.00
Options Outstanding	11,907
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6.4
Options Outstanding, WAEP	$ 6.65
Options Exercisable	6,791
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.6
Options Exercisable, WAEP	$ 6.17
$10.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 10.01
Exercise price, Upper range	$ 25.00
Options Outstanding	6,094
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	4.4
Options Outstanding, WAEP	$ 14.47
Options Exercisable	5,845
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.2
Options Exercisable, WAEP	$ 14.59
$25.01-$35.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 25.01
Exercise price, Upper range	$ 35.80
Options Outstanding	1,450
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5.1
Options Outstanding, WAEP	$ 26.12
Options Exercisable	1,255
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.9
Options Exercisable, WAEP	$ 26.10
$1.93-$35.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower range	$ 1.93
Exercise price, Upper range	$ 35.80
Options Outstanding	19,451
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5.7
Options Outstanding, WAEP	$ 10.55
Options Exercisable	13,891
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4.4
Options Exercisable, WAEP	$ 11.51